Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Summary of lease liabilities

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		582	319	281
New leases and modifications		25	144	45
Lease liabilities on acquisition of subsidiaries	16.1	3	315	120
Repayment of lease liabilities		(244)	(263)	(163)
Interest charge	5.2	34	43	31
Foreign currency translation		(22)	24	5
Balance at end of the year		378	582	319
Current portion of lease liabilities		(175)	(198)	(111)
Non-current lease liabilities		203	384	208

Schedule of lease payments expensed	Lease payments not recognised as a liability but expensed during the year

Figures in million - SA rand	2024	2023	2022
Short-term leases	179	69	41
Leases of low value assets	55	48	56
Variable lease payments	235	248	301
Total	469	365	398

Schedule of lease maturities	The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows — 2024	422	190	149	83
Contractual undiscounted cash flows — 2023	625	221	330	74
Contractual undiscounted cash flows — 2022	351	121	161	69